                               MARKET STREET FUND

   SUPPLEMENT, DATED SEPTEMBER 25, 2002, TO THE PROSPECTUS, DATED MAY 1, 2002

At a special meeting on September 20, 2002, the Board of Trustees (the "Board") of Market Street Fund (the "Trust") approved an agreement and plan to reorganize each of the Trust's portfolios (the "Portfolios") into a series of the Gartmore Variable Insurance Trust (the "Reorganization"). At that meeting, the Board also appointed Gartmore Mutual Fund Capital Trust ("Gartmore") to act as investment adviser to each of the Portfolios on an interim basis.

The Board has called a shareholder meeting to take place on February 14, 2003, or shortly thereafter, to obtain shareholder approval of the Reorganization and a new investment advisory agreement between the Trust and Gartmore. Shareholders of record as of the close of business on December 1, 2002, or shortly thereafter, will be asked to vote on each of the following proposals:

1.    Approve the Reorganization: and

2. Approve a new investment advisory agreement between the Trust and Gartmore for the Portfolios.

This supplement briefly tells you about the changes that will be made for each Portfolio if shareholders approve the proposals. The following descriptions summarize information described more fully in the Trust's proxy materials. If you wish more information about either of these proposals, please call 1-800-688-5177.

THE REORGANIZATION

On or about October 1, 2002, Nationwide Financial Services, Inc. ("NFS") will acquire Provident Mutual Life Insurance Company ("PMLIC") in a sponsored demutualization (the "Acquisition"). After the Acquisition, PMLIC will be known as Nationwide Life Insurance Company of America ("NLICA"). As a result of the Acquisition, NLICA will became a wholly-owned subsidiary of NFS and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, will become Nationwide Life and Annuity Company of America ("NLACA").

As you know, Portfolio shares are currently available only through the purchase of variable life insurance contracts and variable annuity contracts ("variable contracts") issued by PMLIC, PLACA, National Life Insurance Company ("NLIC") and certain other insurance companies. After the Acquisition, Portfolio shares will be available only through NLICA, NLACA, and other NFS affiliates, and NLIC.

Gartmore, an affiliate of NFS, serves as the Portfolios' interim investment adviser. Gartmore also serves as the investment adviser for the Gartmore Variable Insurance Trust (the "GVIT Trust"). The Acquisition would result in NFS having two separate mutual fund groups (the Trust and the GVIT Trust) competing as investment options for its variable contracts, each of which is advised by Gartmore. As there are significant similarities between the investment objectives and strategies of the Trust's Portfolios and their corresponding investment portfolios (a "Fund") of the GVIT Trust, the Board has approved the Reorganization of each of the Portfolios into a Fund of the GVIT Trust. For these and other reasons, the Trust's Board believes the Reorganization is in the best interests of each Portfolio and its shareholders (including the variable contract owners).

If the Reorganization is approved, each Fund ("Acquiring Fund") would acquire all of the assets of the corresponding Portfolio ("Acquired Portfolio") in exchange for the Acquiring Fund's Class IV shares, which the Acquired Portfolio will distribute to the holders of its shares in exchange for such shares. After the Reorganization is completed, each Portfolio will be dissolved.

The following chart shows the Acquired Portfolio and its Acquiring Fund:

             ACQUIRED PORTFOLIO                    ACQUIRING FUND
                    OF                                  OF
             MARKET STREET FUND          GARTMORE VARIABLE INSURANCE TRUST
             Balanced Portfolio           J.P. Morgan GVIT Balanced Fund

               Bond Portfolio           Gartmore GVIT Government Bond Fund

If shareholders do not approve the Reorganization with respect to a Portfolio, the assets and liabilities of that Portfolio will not be transferred to the corresponding Acquiring Fund and the obligations of that Portfolio under the Reorganization will not take effect. If the Reorganization is not approved by the shareholders of a particular Portfolio, the Board will consider other alternatives, including dissolution and liquidation of that Portfolio.

INTERIM INVESTMENT ADVISORY AGREEMENT

Until the September 20, 2002 Board meeting, Market Street Investment Management Company ("MSIM"), a wholly-owned subsidiary of NLICA, advised each Portfolio. At that meeting, the Board terminated the investment advisory agreement between the Trust and MSIM because of recent and anticipated departures of certain key MSIM personnel as a result of the pending Acquisition.

The Board appointed Gartmore to act as investment adviser to each of the Portfolios pursuant to an interim investment advisory agreement (the "Interim Advisory Agreement"). The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the previous investment advisory agreement between the Trust and MSIM, including the investment advisory fee rate. The Interim Advisory Agreement will become effective on October 1, 2002, and will terminate on the earlier of February 14, 2003 or upon shareholder approval of a new investment advisory agreement.

Gartmore, as interim investment adviser, will continue to use a "manager of managers" approach for managing the assets of the Portfolios. Using the "manager of managers" approach, Gartmore allocates each of the Portfolio's assets to one or more investment subadvisers who specialize in the investment strategies that are intended to assist the Portfolio in achieving that Portfolio's investment goal.

NEW INVESTMENT ADVISORY AGREEMENT

At the September 20, 2002 Board meeting, the Board approved a new advisory agreement with Gartmore (the "New Advisory Agreement"). The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, except for the New Advisory Agreement's date of effectiveness and certain provisions regarding termination and the escrow of fees.

The New Advisory Agreement provides for the Agreement to become effective for each Portfolio on the date the Portfolio's shareholders approve the New Advisory Agreement. If approved by shareholders, the New Advisory Agreement would remain in effect, as to each Portfolio, until the earlier of February 14, 2005, or until the Reorganization's completion (currently anticipated to occur on or about April 30, 2003), unless otherwise terminated. Approval of the New Advisory Agreement by shareholders (and variable contract owners) would also permit Gartmore to continue to serve as investment adviser to each Portfolio until completion of the Reorganization of that Portfolio. If a Portfolio's shareholders do not approve the New Advisory Agreement, the Board will take appropriate action to arrange for alternative investment advisory arrangements for that Portfolio.

Upon completion of the Reorganization, subject to the supervision of the GVIT Trust's board of trustees, Gartmore will oversee the investment management of each of the Acquiring Funds and supervise their daily business affairs. Gartmore has represented to the Board that Gartmore will not increase the investment advisory fees payable by any Acquiring Fund for at least two years from the date of the Acquisition. In addition, Gartmore has agreed to cap expenses on the J.P. Morgan GVIT Balanced Fund Class IV shares at 0.91% for the period ending with the second anniversary of the Acquisition.

While in some instances where the Acquired Portfolio used a "manager of managers" strategy, the Acquiring Fund may also use a "manager of managers" strategy; however, in other instances the Acquiring Fund may not use a "manager of managers" strategy.

ADMINISTRATOR AND OTHER SERVICE PROVIDERS

   - As of October 1, 2002, Gartmore SA Capital Trust ("GSA") serves as the Fund's administrator. Prior to October 1, 2002, PMLIC served as the Fund's administrator. As the administrator, GSA is responsible for providing services related to the general business administration of the Fund and the Portfolios, as well as providing general oversight and supervision of the Fund's other service providers. GSA has the authority under the administration agreement to subcontract the services provided for under the administration agreement.

   - As of October 1, 2002, BISYS Fund Services Ohio, Inc. ("BISYS") provides certain administrative services to the Fund pursuant to a sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS provided fund accounting and certain administrative services to the Fund pursuant to a services agreement directly with the Fund.

   - As of October 1, 2002, Gartmore Investors Services, Inc. ("GISI") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agent and dividend disbursing agent agreement with the Fund. As of October 1, 2002, BISYS provides certain transfer agency services to the Fund pursuant to the sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS served as the Fund's transfer agent and dividend disbursing agent pursuant to a services agreement directly with the Fund.

   -  Fifth Third Bank continues to serve as the Fund's custodian.

   - At the September 20, 2002 Board meeting, the Board approved an administrative services plan pursuant to which the Fund may pay fees to entities that provide administrative services to the Portfolios. As authorized by the administrative services plan, the Fund, on behalf of the Portfolios, has entered into agreements with NLICA and NLACA, effective October 1, 2002. (These administrative service agreements do not replace the prior administration agreement between the Fund and PMLIC.) Under these new administrative service agreements, NLICA and NLACA perform certain administrative record keeping services. The Fund pays NLICA and NLACA fees computed at the annual rate of 0.15% of the average daily net assets represented by shares of the Portfolio held by owners of variable contracts issued by NLICA and NLACA, respectively.


The administrative and record keeping services for which the Fund pays NLICA and NLACA were previously provided to the Fund by PMLIC and PLACA without compensation.

EXPENSE REIMBURSEMENT AGREEMENT

Pursuant to a reimbursement agreement, Gartmore has voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses in excess of specified percentages of the Portfolio's average daily net assets. Prior to October 1, 2002, pursuant to a substantially similar reimbursement agreement, PMLIC had voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses at those same specified percentages of the Portfolio's average daily net assets.

EXPENSE TABLE

The table below describes the anticipated estimated fees and expenses of the Fund's Portfolios for periods after October 1, 2002. The information in this table reflects the revised fees associated with the new service provider arrangements approved by the Board on September 20, 2002.

ANNUAL FUND OPERATING
EXPENSES
Expenses Deducted From
Fund Assets (as a percentage of        BALANCED PORTFOLIO        BOND PORTFOLIO
average net assets)
Management Fee                               0.55%                    0.40%
Distribution and/or Service Plan
(12b-1) Fee                                   None                    None

ANNUAL FUND OPERATING
EXPENSES
Expenses Deducted From
Fund Assets (as a percentage of        BALANCED PORTFOLIO        BOND PORTFOLIO
average net assets)
Other Expenses(1)                            0.31%                    0.29%

Total Annual Fund Operating
Expenses                                     0.86%(2)                 0.69%(3)

Waiver/Reimbursements of Fund
Expenses                                       --                     0.01%

Total Net Annual Fund Operating
Expenses (After
Waivers/Reimbursements)                        --                     0.68%

(1) "Other Expenses" reflect administration and transfer agency fees as well as administrative and record keeping services fees effective October 1, 2002.

(2) "Total Annual Fund Operating Expenses" are anticipated to increase from 0.78% (as of June 30, 2002) to 0.86% (as of October 1, 2002).

(3) "Total Annual Fund Operating Expenses" are anticipated to increase from 0.61% (as of June 30, 2002) to 0.69% (as of October 1, 2002).

POST-REORGANIZATION PORTFOLIO CHANGES

BALANCED PORTFOLIO

      CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

      -  Name change - J.P. MORGAN GVIT BALANCED FUND

      - Change in investment objective from "as high a level of long-term total rate of return as is consistent with prudent investment risk" to "a high total return from a diversified portfolio of equity and fixed income securities."

      - As part of its principal investment strategies, J.P. Morgan GVIT Balanced Fund may invest a portion of its fixed income securities in lower quality debt instruments and emerging markets securities.

      -  Equity portion will shift from growth-oriented investments

      -  New subadviser - J.P. Morgan Investment Management Inc.

BOND PORTFOLIO

      CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

      -  New name - GARTMORE GVIT GOVERNMENT BOND FUND

      - Change in investment objective from "a high level of current income consistent with prudent investment risk" to "as high a level of income as is consistent with the preservation of capital."

      - Shift from investments "primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers" to investments in "U.S. government and agency bonds, bills, and notes."

      - Shift from investment subadviser that uses active fixed-income management techniques, including short-term trading

      - Shift from investments in lower quality debt instruments and securities of foreign issuers

      - Shift from a multi-manager structure employing one subadviser to a single investment adviser.

NEW ADVISER FOR MARKET STREET FUND PORTFOLIOS

GARTMORE MUTUAL FUND CAPITAL TRUST ("Gartmore"). As of October 1, 2002, Gartmore manages the investment of the assets and supervises the daily business affairs of Market Street Fund. Gartmore was organized in 1999, and manages mutual funds. As of June 30, 2002, Gartmore and its affiliates had approximately $29 billion in assets under management, of which $14.3 billion is managed by Gartmore. Gartmore is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

PORTFOLIO MANAGER FOR GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND PORTFOLIO MANAGER: Gary Hunt, CFA, has managed the Fund since 1997. Mr. Hunt also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore fund. Mr. Hunt joined Nationwide, an affiliate of Gartmore, in 1992 as a securities analyst. Mr. Hunt is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

SUBADVISER FOR GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2001, the subadviser and its affiliates had over $600 billion in assets under management.

BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset

Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.

COMPARISON OF INVESTMENT ADVISORY FEES

The below chart compares the investment advisory fees currently payable by the Acquired Funds and the Acquiring Funds.

      MARKET STREET FUND           FEE                         GARTMORE VARIABLE                   FEE
     ACQUIRED PORTFOLIOS                                  INSURANCE TRUST ACQUIRING
                                                                    FUNDS
Balanced Portfolio           -   0.55% on all assets       J.P. Morgan GVIT Balanced       -   0.75% on assets up to $100
                                                           Fund                                million
                                                                                           -   0.70% for assets of $100
                                                                                               million and more

Bond Portfolio               -   0.40% on all              Gartmore GVIT Government        -   0.50% on assets
                                 assets                    Bond Fund                           up to $1 billion
                                                                                           -   0.475% on assets of $1
                                                                                               billion and more but less
                                                                                               than $2 billion
                                                                                           -   0.45% on assets of $2
                                                                                               billion and more but less
                                                                                               than $5 billion
                                                                                           -   0.40% for assets of $5
                                                                                               billion and more

APPENDIX B - FINANCIAL HIGHLIGHTS

The Financial Highlights information from the Trust's Semi-Annual Report dated June 30, 2002, which either accompanies the Trust's Prospectuses or has previously been provided to the person to whom the Prospectuses are being sent, is incorporated herein by reference.

The statement of additional information, which contains additional information about the Trust, is incorporated herein by reference.

                               MARKET STREET FUND

   SUPPLEMENT, DATED SEPTEMBER 25, 2002, TO THE PROSPECTUS, DATED MAY 1, 2002

At a special meeting on September 20, 2002, the Board of Trustees (the "Board") of Market Street Fund (the "Trust") approved an agreement and plan to reorganize each of the Trust's portfolios (the "Portfolios") into a series of the Gartmore Variable Insurance Trust (the "Reorganization"). At that meeting, the Board also appointed Gartmore Mutual Fund Capital Trust ("Gartmore") to act as investment adviser to each of the Portfolios on an interim basis.

The Board has called a shareholder meeting to take place on February 14, 2003, or shortly thereafter, to obtain shareholder approval of the Reorganization and a new investment advisory agreement between the Trust and Gartmore. Shareholders of record as of the close of business on December 1, 2002, or shortly thereafter, will be asked to vote on each of the following proposals:

1.    Approve the Reorganization: and

2. Approve a new investment advisory agreement between the Trust and Gartmore for the Portfolios.

This supplement briefly tells you about the changes that will be made for each Portfolio if shareholders approve the proposals. The following descriptions summarize information described more fully in the Trust's proxy materials. If you wish more information about either of these proposals, please call 1-800-688-5177.

THE REORGANIZATION

On or about October 1, 2002, Nationwide Financial Services, Inc. ("NFS") will acquire Provident Mutual Life Insurance Company ("PMLIC") in a sponsored demutualization (the "Acquisition"). After the Acquisition, PMLIC will be known as Nationwide Life Insurance Company of America ("NLICA"). As a result of the Acquisition, NLICA will became a wholly-owned subsidiary of NFS and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, will become Nationwide Life and Annuity Company of America ("NLACA").

As you know, Portfolio shares are currently available only through the purchase of variable life insurance contracts and variable annuity contracts ("variable contracts") issued by PMLIC and PLACA and certain other insurance companies. After the Acquisition, Portfolio shares will be available only through NLICA, NLACA and other NFS affiliates.

Gartmore, an affiliate of NFS, serves as the Portfolios' interim investment adviser. Gartmore also serves as the investment adviser for the Gartmore Variable Insurance Trust (the "GVIT Trust"). The Acquisition would result in NFS having two separate mutual fund groups (the Trust and the GVIT Trust) competing as investment options for its variable contracts, each of which is advised by Gartmore. As there are significant similarities between the investment objectives and strategies of the Trust's Portfolios and their corresponding investment portfolios (a "Fund") of the GVIT Trust, the Board has approved the Reorganization of each of the Portfolios into a Fund of the GVIT Trust. For these and other reasons, the Trust's Board believes the Reorganization is in the best interests of each Portfolio and its shareholders (including the variable contract owners).

If the Reorganization is approved, each Fund ("Acquiring Fund") would acquire all of the assets of the corresponding Portfolio ("Acquired Portfolio") in exchange for the Acquiring Fund's Class IV shares, which the Acquired Portfolio will distribute to the holders of its shares in exchange for such shares. After the Reorganization is completed, each Portfolio will be dissolved.

The following chart shows the Acquired Portfolio and its Acquiring Fund:

                        ACQUIRED PORTFOLIO                                  ACQUIRING FUND
                                OF                                                OF
                        MARKET STREET FUND                        GARTMORE VARIABLE INSURANCE TRUST
                        ------------------                        ---------------------------------
                  All Pro Broad Equity Portfolio                   Gartmore GVIT Total Return Fund

                All Pro Large Cap Growth Portfolio                    Gartmore GVIT Growth Fund

                All Pro Large Cap Value Portfolio                     Comstock GVIT Value Fund

                All Pro Small Cap Growth Portfolio                     GVIT Small Company Fund

                All Pro Small Cap Value Portfolio                     GVIT Small Cap Value Fund

                     Mid Cap Growth Portfolio                    Gartmore GVIT Mid Cap Growth Fund*

                        Balanced Portfolio                         J.P. Morgan GVIT Balanced Fund

                     International Portfolio                   Dreyfus GVIT International Value Fund*

                          Bond Portfolio                         Gartmore GVIT Government Bond Fund

                    Equity 500 Index Portfolio                       GVIT Equity 500 Index Fund*

                      Money Market Portfolio                       Gartmore GVIT Money Market Fund

* These Acquiring Funds have been organized exclusively for the purpose of receiving the assets and continuing the investment operations of the Acquired Portfolio, and have no assets or prior history of investment operations.

If shareholders do not approve the Reorganization with respect to a Portfolio, the assets and liabilities of that Portfolio will not be transferred to the corresponding Acquiring Fund and the obligations of that Portfolio under the Reorganization will not take effect. If the Reorganization is not approved by the shareholders of a particular Portfolio, the Board will consider other alternatives, including dissolution and liquidation of that Portfolio.

INTERIM INVESTMENT ADVISORY AGREEMENT

Until the September 20, 2002 Board meeting, Market Street Investment Management Company ("MSIM"), a wholly-owned subsidiary of NLICA, advised each Portfolio. At that meeting, the Board terminated the investment advisory agreement between the Trust and MSIM because of recent and anticipated departures of certain key MSIM personnel as a result of the pending Acquisition.

The Board appointed Gartmore to act as investment adviser to each of the Portfolios pursuant to an interim investment advisory agreement (the "Interim Advisory Agreement"). The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the previous investment advisory agreement between the Trust and MSIM, including the investment advisory fee rate. The Interim Advisory Agreement will become effective on October 1, 2002, and will terminate on the earlier of February 14, 2003 or upon shareholder approval of a new investment advisory agreement.

In connection with the appointment of Gartmore as investment adviser, the Board also approved the replacement of T. Rowe Price Associates, Inc., subadviser for the Mid Cap Growth Portfolio, with Gartmore. Gartmore, as interim investment adviser, will continue to use a "manager of managers" approach for managing the assets of the other Portfolios. Using the "manager of managers" approach, Gartmore allocates each of the Portfolio's assets to one or more investment subadvisers who specialize in the investment strategies that are intended to assist the Portfolio in achieving that Portfolio's investment goal.

NEW INVESTMENT ADVISORY AGREEMENT

At the September 20, 2002 Board meeting, the Board approved a new advisory agreement with Gartmore (the "New Advisory Agreement"). The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, except for the New Advisory Agreement's date of effectiveness and certain provisions regarding termination and the escrow of fees.

The New Advisory Agreement provides for the Agreement to become effective for each Portfolio on the date the Portfolio's shareholders approve the New Advisory Agreement. If approved by shareholders, the New Advisory Agreement would remain in effect, as to each Portfolio, until the earlier of February 14, 2005, or until the Reorganization's completion (currently anticipated to occur on or about April 30, 2003), unless otherwise terminated. Approval of the New Advisory Agreement by shareholders (and variable contract owners) would also permit Gartmore to continue to serve as investment adviser to each Portfolio until completion of the Reorganization of that Portfolio. If a Portfolio's shareholders do not approve the New Advisory Agreement, the Board will take appropriate action to arrange for alternative investment advisory arrangements for that Portfolio.

Upon completion of the Reorganization, subject to the supervision of the GVIT Trust's board of trustees, Gartmore will oversee the investment management of each of the Acquiring Funds and supervise their daily business affairs. Gartmore has represented to the Board that Gartmore will not increase the investment advisory fees payable by any Acquiring Fund for at least two years from the date of the Acquisition. In addition, Gartmore has agreed to cap expenses on the J.P. Morgan GVIT Balanced Fund Class IV shares at 0.91% and cap expenses on the Comstock GVIT Value Fund Class IV shares at 0.95%, each for the period ending with the second anniversary of the Acquisition.

While in some instances where the Acquired Portfolio used a "manager of managers" strategy, the Acquiring Fund may also use a "manager of managers" strategy; however, in other instances the Acquiring Fund may not use a "manager of managers" strategy.

ADMINISTRATOR AND OTHER SERVICE PROVIDERS

      - As of October 1, 2002, Gartmore SA Capital Trust ("GSA") serves as the Fund's administrator. Prior to October 1, 2002, PMLIC served as the Fund's administrator. As the administrator, GSA is responsible for providing services related to the general business administration of the Fund and the Portfolios, as well as providing general oversight and supervision of the Fund's other service providers. GSA has the authority under the administration agreement to subcontract the services provided for under the administration agreement.

      - As of October 1, 2002, BISYS Fund Services Ohio, Inc. ("BISYS") provides certain administrative services to the Fund pursuant to a sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS provided fund accounting and certain administrative services to the Fund pursuant to a services agreement directly with the Fund.

      - As of October 1, 2002, Gartmore Investors Services, Inc. ("GISI") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agent and dividend disbursing agent agreement with the Fund. As of October 1, 2002, BISYS provides certain transfer agency services to the Fund pursuant to the sub-service agreement between GSA and BISYS. Prior to October 1, 2002, BISYS served as the Fund's transfer agent and dividend disbursing agent pursuant to a services agreement directly with the Fund.

      -  Fifth Third Bank continues to serve as the Fund's custodian.

      - At the September 20, 2002 Board meeting, the Board approved an administrative services plan pursuant to which the Fund may pay fees to entities that provide administrative services to the Portfolios. As authorized by the administrative services plan, the Fund, on behalf of the Portfolios, has entered into agreements with NLICA and NLACA, effective October 1, 2002. (These administrative service agreements do not replace the prior administration agreement between the Fund and PMLIC.) Under these new administrative service agreements, NLICA and NLACA perform certain administrative record keeping services. The Fund pays NLICA and NLACA fees computed at the annual rate of 0.15% (0.10% for the Equity 500 Index Portfolio) of the average daily net assets represented by shares of the Portfolio held by owners of variable contracts issued by NLICA and NLACA, respectively.

The administrative and record keeping services for which the Fund pays NLICA and NLACA were previously provided to the Fund by PMLIC and PLACA without compensation.

EXPENSE REIMBURSEMENT AGREEMENT

Pursuant to a reimbursement agreement, Gartmore has voluntarily agreed to reimburse the Fund's Portfolios for certain ordinary operating expenses in excess of specified percentages of the Portfolio's average daily net assets. Prior to October 1, 2002, pursuant to a substantially similar reimbursement agreement, PMLIC had voluntarily agreed to reimburse the Fund's

Portfolios for certain ordinary operating expenses at those same specified percentages of the Portfolio's average daily net assets.

EXPENSE TABLE

The table below describes the anticipated estimated fees and expenses of the Fund's Portfolios for periods after October 1, 2002. The information in this table reflects the revised fees associated with the new service provider arrangements approved by the Board on September 20, 2002.

ANNUAL FUND OPERATING
EXPENSES
Expenses Deducted From                   ALL PRO BROAD   ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
Fund Assets (as a percentage of              EQUITY        CAP GROWTH      CAP VALUE       CAP GROWTH      CAP VALUE       INDEX
average net assets)                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
-------------------                        ---------       ---------       ---------       ---------       ---------     ---------
Management Fee                               0.74%           0.70%           0.70%           0.90%           0.90%         0.24%

Distribution and/or Service Plan              None            None            None            None            None          None
(12b-1) Fee

Other Expenses(1)                            0.31%           0.31%           0.31%           0.31%           0.29%         0.27%

Total Annual Fund Operating Expenses         1.05%           1.01%           1.01%           1.21%           1.19%         0.51%

Waiver/Reimbursements of Fund Expenses       0.15%           0.11%           0.11%           0.11%           0.09%         0.23%

Total Net Annual Fund Operating Expenses     0.90%           0.90%           0.90%           1.10%           1.10%         0.28%
(After Waivers/Reimbursements)

ANNUAL FUND OPERATING
EXPENSES
Expenses Deducted From
Fund Assets (as a percentage of            INTERNATIONAL     MID CAP GROWTH    BALANCED                        MONEY MARKET
average net assets)                         PORTFOLIO          PORTFOLIO       PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
Management Fee                                0.75%              0.75%           0.55%            0.40%           0.25%

Distribution and/or Service Plan              None                None           None              None           None
(12b-1) Fee

Other Expenses(1)                             0.30%               0.31%          0.31%            0.29%           0.30%

Total Annual Fund Operating Expenses          1.05%(2)            1.06%          0.86%(3)         0.69%(4)        0.55%

Waiver/Reimbursements of Fund Expenses          --                0.11%             --            0.01%           0.05%

Total Net Annual Fund Operating Expenses        --                0.95%             --            0.68%           0.50%
(After Waivers/Reimbursements)

----------
(1) "Other Expenses" reflect administration and transfer agency fees as well as administrative and record keeping services fees effective October 1, 2002.
(2) "Total Annual Fund Operating Expenses" are anticipated to increase from 0.97% (as of June 30, 2002) to 1.05% (as of October 1, 2002).
(3) "Total Annual Fund Operating Expenses" are anticipated to increase from 0.78% (as of June 30, 2002) to 0.86% (as of October 1, 2002).
(4) "Total Annual Fund Operating Expenses" are anticipated to increase from 0.61% (as of June 30, 2002) to 0.69% (as of October 1, 2002).

POST-REORGANIZATION PORTFOLIO CHANGES

ALL PRO BROAD EQUITY PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT TOTAL RETURN FUND

         - Change in investment objective from "long term capital appreciation" to "total return through a flexible combination of capital appreciation and current income."

         - Shift from investments "primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 Index" to investments primarily "in common stock of large capitalization companies" and convertible securities generally.

         - Shift from a multi-manager structure employing four subadvisers with different investment styles, each managing a different asset segment, to a single investment adviser.

ALL PRO LARGE CAP GROWTH PORTFOLIO

         CHANGE IN NAME AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT GROWTH FUND

         - Shift from investments "primarily in equity securities of larger companies included in the Wilshire 5000 Index" to investments primarily "in the common stock of large capitalization companies and convertible securities."

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a single investment adviser.

         - GVIT Growth Fund's investment adviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

ALL PRO LARGE CAP VALUE PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - COMSTOCK GVIT VALUE FUND

         - Change in investment objective from "long-term capital appreciation" to "capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks."

         - Shift from investments "primarily in undervalued equity securities of larger companies included in the Wilshire 5000 Index" to investments in equity securities of large, medium, and small size companies.

         - As part of its principal investment strategies, the Comstock GVIT Value Fund may invest up to 25% of its total assets in securities of foreign issuers.

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a single subadviser.

         -        New subadviser - Van Kampen Asset Management, Inc.

ALL PRO SMALL CAP GROWTH PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GVIT SMALL COMPANY FUND

         - Change in investment objective from "long-term capital appreciation" to "long-term growth of capital."

         - Shift from investments "primarily in equity securities of smaller companies included in the Wilshire 5000 Index" to investments "primarily in equity securities of small capitalization companies" similar to those in the Russell 2000 Index.

         - A portion of the GVIT Small Company Fund's assets may also be invested in equity securities of foreign issuers and equity securities of companies whose market capitalizations exceed that of small capitalization companies.

         - Shift to a non-diversified fund that may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

         - Shift from a multi-manager structure employing two subadvisers managing different asset segments to a multi-manager structure where the investment adviser and four subadvisers with different investment styles each manage different asset segments.

         - GVIT Small Company Fund's investment adviser and subadviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

         -        New subadvisers

                           o        The Dreyfus Corporation

                           o        Gartmore Global Partners

                           o        Neuberger Berman, LLC

                           o        Strong Capital Management, Inc.

         -        Waddell & Reid Investment Management Company

ALL PRO SMALL CAP VALUE PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GVIT SMALL CAP VALUE FUND

         - Change in investment objective from "long-term capital appreciation" to "capital appreciation."

         - Shift from investments "primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 Index" to investments in "equity securities issued by small capitalization companies" similar to those in the Russell 2000 Index.

         - Shift from a multi-manager structure employing two subadvisers managing approximately equal asset segments to a multi-manager structure where the investment adviser and a subadviser each manage a portion of the Fund.

         - The GVIT Small Cap Value Fund will invest in securities of foreign issuers and special situation companies (companies that have experienced significant business problems but which the adviser or subadviser believes have favorable prospects for recovery).

         - GVIT Small Cap Value Fund's investment adviser and subadviser may engage in active and frequent trading of securities which may result in higher transaction costs and increased volatility.

         -        New subadviser - The Dreyfus Corporation

MID CAP GROWTH PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New Name - GARTMORE GVIT MID CAP GROWTH FUND

         - Change in investment objective from "a high level of long-term capital appreciation" to "long-term capital appreciation."

         - As part of its principal investment strategies, GVIT Mid Cap Growth Fund may invest in preferred stocks, convertible securities, and warrants.

BALANCED PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        Name change - J.P. MORGAN GVIT BALANCED FUND

         - Change in investment objective from "as high a level of long-term total rate of return as is consistent with prudent investment risk" to "a high total return from a diversified portfolio of equity and fixed income securities."

         - As part of its principal investment strategies, J.P. Morgan GVIT Balanced Fund may invest a portion of its fixed income securities in lower quality debt instruments and emerging markets securities.

         -        Equity portion will shift from growth-oriented investments

         -        New subadviser - J.P. Morgan Investment Management Inc.

INTERNATIONAL PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New Name - DREYFUS GVIT INTERNATIONAL VALUE FUND

         - Change in investment objective from "long-term growth of capital primarily through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies" to "long-term capital appreciation."

         - Sandor Cseh, Senior Vice President and Co-Director of International Equities of The Boston Company, an affiliate of The Dreyfus Corporation, and D. Kirk Henry, Senior Vice President of The Boston Company and Co-Director of International Equities of The Boston Company, will be the co-managers for the Dreyfus GVIT International Value Fund and, through The Boston Company, currently co-manage the Market Street Fund International Portfolio. Mr. Cseh and Mr. Henry have served as the co-managers of the Market Street Fund International Portfolio since 1991. Mr. Cseh has over 30 years of experience in investment management. Mr. Henry has over 20 years experience in investment management.

BOND PORTFOLIO

         CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT STRATEGY

         -        New name - GARTMORE GVIT GOVERNMENT BOND FUND

         - Change in investment objective from "a high level of current income consistent with prudent investment risk" to "as high a level of income as is consistent with the preservation of capital."

         - Shift from investments "primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers" to investments in "U.S. government and agency bonds, bills, and notes."

         - Shift from investment subadviser that uses active fixed-income management techniques, including short-term trading

         - Shift from investments in lower quality debt instruments and securities of foreign issuers

         - Shift from a multi-manager structure employing one subadviser to a single investment adviser.

EQUITY 500 INDEX PORTFOLIO

         CHANGE IN NAME AND INVESTMENT STRATEGY

         -        New Name - GVIT EQUITY 500 INDEX FUND

         - Shift to a non-diversified fund that may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

         - Anne B. Eisenberg manages the Market Street Fund Equity 500 Index Portfolio and will manage the GVIT Equity 500 Index Fund. Ms. Eisenberg is a Principal of SSgA Funds Management, Inc. and a Senior Portfolio Manager within the Global Structured Products Group. Ms. Eisenberg joined SSgA in 1982 and has over sixteen years of experience managing index funds. In addition, Ms. Eisenberg acts as the Transition Management liaison between the Global Structures Products Group and State Street Brokerage Services, Inc.

MONEY MARKET PORTFOLIO

         CHANGE IN NAME AND INVESTMENT OBJECTIVE

         -        New name - GARTMORE GVIT MONEY MARKET FUND

         - Change in investment objective from "maximum current income consistent with capital preservation and liquidity" to "as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity."

NEW ADVISER FOR MARKET STREET FUND PORTFOLIOS

         - GARTMORE MUTUAL FUND CAPITAL TRUST ("Gartmore"). As of October 1, 2002, Gartmore manages the investment of the assets and supervises the daily business affairs of Market Street Fund. Gartmore was organized in 1999, and manages mutual funds. As of June 30, 2002, Gartmore and its affiliates had approximately $29 billion in assets under management, of which $14.3 billion is managed by Gartmore. Gartmore is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

                  MARKET STREET FUND MID CAP GROWTH PORTFOLIO MANAGER: As of October 1, 2002, the Portfolio is managed by Robert D. Glise, CFA. Mr. Glise is a Chartered Financial

                  Analyst and has been with NorthPoint Capital LLC, an affiliate of Gartmore, since April 2002. Prior to joining NorthPoint Capital LLC, Mr. Glise was a Senior Portfolio Manager at Munder Capital Management from August 1998 through April 2002. From April 1993 through January 1998, he was a Portfolio Manager at Eaton Corporation.

PORTFOLIO MANAGERS FOR GARTMORE VARIABLE INSURANCE TRUST

         -        GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Jeffrey C.
                  Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Company Fund managed by Gartmore. Prior to joining Gartmore in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles GVIT Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund, the NorthPointe GVIT Small Cap Value Fund and a portion of the GVIT Small Cap Value Fund.

         - GARTMORE GVIT TOTAL RETURN FUND PORTFOLIO MANAGERS : Simon Melluish and William H. Miller are co-portfolio managers of the Fund.

                  Mr. Miller began co-managing the Fund on September 1, 2000. Prior to joining Gartmore in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997); President and Investment Manager, Janney Montgomery Scott LLC (1994-1995); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

                  Mr. Melluish began co-managing the Fund on September 3, 2002. Mr. Melluish joined Gartmore Investment Management plc, an affiliate of Gartmore, in 1995 as an Investment Manager for the Global Portfolio Team with specific responsibility for the U.S. equity market. In July 2000, he was appointed head of Equities. In addition to the Fund, Mr. Melluish also currently manages the Gartmore Total Return Fund, the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

         - GARTMORE GVIT GROWTH FUND PORTFOLIO MANAGER: Christopher Baggini is the portfolio manager of the Fund. Mr. Baggini joined Gartmore in March 2000. Prior to joining Gartmore., Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.

         - GARTMORE GVIT GOVERNMENT BOND FUND PORTFOLIO MANAGER: Gary Hunt, CFA, has managed the Fund since 1997. Mr. Hunt also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore fund. Mr. Hunt joined Nationwide, an affiliate of Gartmore, in 1992 as a securities analyst. Mr. Hunt is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

SUBADVISERS FOR GARTMORE VARIABLE INSURANCE TRUST

         - VAN KAMPEN ASSET MANAGEMENT, INC. ("VKAM"), 1 Parkview Plaza, Oakbrook Terrace, IL 60181-5555, is the subadviser for the Comstock GVIT Value Fund. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and has more than $416 billion under management or supervision as of March 31, 2002. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

                  COMSTOCK GVIT VALUE FUND PORTFOLIO MANAGERS: The Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been a Managing Director since December 2000 and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

                  Jason S. Leder and Kevin C. Holt are responsible as co-managers for the day-to-day management of the Fund 's investment portfolio. Mr. Leder has been a Vice President of VKAM since February 1999 and became an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

                  Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/Analyst with Citibank Global Asset Management.

         - THE DREYFUS CORPORATION ("Dreyfus") is the subadviser for portions of the GVIT Small Cap Value Fund and the GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 2001, Dreyfus managed or administered approximately $185 billion in assets for approximately 1.6 million investor accounts nationwide.

                  GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGER: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the GVIT Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus or its predecessor since May 1991.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The primary portfolio managers for the portion of the GVIT Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group.

                  Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

                  Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

         - GARTMORE GLOBAL PARTNERS ("GGP"), 1200 River Road, Conshohocken, Pennsylvania 19428, is a subadviser for a portion of the GVIT Small Company Fund. GGP, an affiliate of Gartmore, is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: GGP's International Small Cap Specialists are responsible for the investment management of GGP's portion of the GVIT Small Company Fund.

         - NEUBERGER BERMAN, LLC ("Neuberger Berman") is the subadviser for a portion of the GVIT Small Company Fund. Neuberger Berman has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $59 billion of assets as of December 31, 2001. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of securities for the portion of the Fund's portfolio managed by Neuberger Berman.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the GVIT Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

         - STRONG CAPITAL MANAGEMENT INC. ("Strong"), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for a portion of the GVIT Small Company Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $46 billion as of December 31, 2001.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the GVIT Small Company Fund managed by Strong. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.

                  Ronald C. Ognar, CFA, has over 30 years of investment experience. He joined Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and he co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.

                  Brandon M. Nelson, CFA, has over four years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin-Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin-Madison. Mr. Nelson is also co-portfolio manager to two other small-cap funds for which Strong acts as subadviser.

         - WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for a portion of the GVIT Small Company Fund. As of December 31, 2001, WRIMCO managed over $31 billion in assets.

                  GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Mark G. Seferovich and Grant P. Sarris together manage a portion of the GVIT Small Company Fund. Mr. Seferovich is Senior Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.

                  Mr. Sarris is Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as an investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1, 1991 to January 1, 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO since October 1, 1991.

         - J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2001, the subadviser and its affiliates had over $600 billion in assets under management.

                  BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced

                  Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.


COMPARISON OF INVESTMENT ADVISORY FEES

The below chart compares the investment advisory fees currently payable by the Acquired Funds and the Acquiring Funds.

    MARKET STREET FUND                                             GARTMORE VARIABLE
   ACQUIRED PORTFOLIOS                  FEE                 INSURANCE TRUST ACQUIRING FUNDS                   FEE
-------------------------      -------------------------    ---------------------------------   ------------------------------------
All Pro Broad Equity           -     0.75% on the            Gartmore GVIT Total Return            -     0.60% on assets
Portfolio                            first $200 million      Fund                                        up to $1 billion
                               -     0.70% on assets                                               -     0.575% on assets
                                     in excess of $200                                                   of $1 billion and
                                     million                                                             more but less than $2
                                                                                                         billion
                                                                                                   -     0.55% on assets
                                                                                                         of $2 billion and
                                                                                                         more but less than $5
                                                                                                         billion
                                                                                                   -     0.50% for assets
                                                                                                         of $5 billion and more

All Pro Large Cap Growth       -     0.70% on the            Gartmore GVIT Growth Fund             -     0.60% on assets
Portfolio                            first $200 million                                                  up to $1 billion
                               -     0.65% on assets                                               -     0.575% on assets
                                     in excess of $200                                                   of $1 billion and
                                     million                                                             more but less than $2
                                                                                                         billion
                                                                                                   -     0.55% on assets
                                                                                                         of $2 billion and
                                                                                                         more but less than $5
                                                                                                         billion
                                                                                                   -     0.50% for assets
                                                                                                         of $5 billion and more

All Pro Large Cap Value        -     0.70% on the            Comstock GVIT Value Fund              -     0.80% on assets
Portfolio                            first $200 million                                                  up to $50 million
                               -     0.65% on assets                                               -     0.65% on assets
                                     in excess of $200                                                   of $50 million and
                                     million                                                             more but less than
                                                                                                         $250 million
                                                                                                   -     0.60% on assets
                                                                                                         of $250 million and
                                                                                                         more but less than
                                                                                                         $500 million
                                                                                                   -     0.55% for assets
                                                                                                         of $500 million and
                                                                                                         more
All Pro Small Cap Growth       -     0.90% on the            GVIT Small Company Fund               -     0.93% of average
Portfolio                            first $200                                                          daily net assets
                                     million
                               -     0.85% on assets
                                     in excess of $200
                                     million

All Pro Small Cap Value        -     0.90% on the            GVIT Small Cap Value Fund             -     0.90% on assets
Portfolio                            first $200 million                                                  up to $200 million
                               -     0.85% on assets                                               -     0.85% for assets
                                     in excess of $200                                                   of $200 million and
                                     million                                                             more

Balanced Portfolio             -     0.55% on all            J.P. Morgan GVIT Balanced             -     0.75% on assets
                                     assets                  Fund                                        up to $100 million
                                                                                                   -     0.70% for assets
                                                                                                         of $100 million and
                                                                                                         more

   MARKET STREET FUND                 FEE                         GARTMORE VARIABLE                             FEE
   ACQUIRED PORTFOLIOS                                       INSURANCE TRUST ACQUIRING FUNDS
-------------------------      -------------------------    ---------------------------------  ------------------------------------

Bond Portfolio                 -     0.40% on all            Gartmore GVIT Government              -     0.50% on assets
                                     assets                  Bond Fund                                   up to $1 billion
                                                                                                   -     0.475% on assets
                                                                                                         of $1 billion and
                                                                                                         more but less than $2
                                                                                                         billion
                                                                                                   -     0.45% on assets
                                                                                                         of $2 billion and
                                                                                                         more but less than $5
                                                                                                         billion
                                                                                                   -     0.40% for assets
                                                                                                         of $5 billion and more
Equity 500 Index Fund          -     0.24% on all            GVIT Equity 500 Index Fund            -     0.24% of average
                                     assets                                                              daily net assets
International Portfolio        -     0.75% on the            Dreyfus GVIT International            -     0.75% on the
                                     first $500              Value Fund                                  first $500 million
                               -     0.70% on assets                                                     assets
                                     in excess of $500                                             -     0.70% on assets
                                     million                                                             in excess of $500
                                                                                                         million
Mid Cap Growth Portfolio       -     0.75% on the            Gartmore GVIT Mid Cap                 -     0.75% of average
                                     first $200              Growth Fund                                 daily net assets
                                     million                                                       -     0.70% for assets
                               -     0.70% on assets                                                     of $200 million or
                                     in excess of $200                                                   more
                                     million
Money Market Portfolio         -     0.25% on all            Gartmore GVIT Money Market            -     0.40% on assets
                                     assets                  Fund                                        up to $1 billion
                                                                                                   -     0.38% on assets
                                                                                                         of $1 billion and
                                                                                                         more but less than $2
                                                                                                         billion
                                                                                                   -     0.36% on assets
                                                                                                         of $2 billion and
                                                                                                         more but less than $5
                                                                                                         billion
                                                                                                   -     0.34% for assets
                                                                                                         of $5 billion and more


APPENDIX B - FINANCIAL HIGHLIGHTS

The Financial Highlights information from the Trust's Semi-Annual Report dated June 30, 2002, which either accompanies the Trust's Prospectuses or has previously been provided to the person to whom the Prospectuses are being sent, is incorporated herein by reference.

The statement of additional information, which contains additional information about the Trust, is incorporated herein by reference.


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